FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of financial assets

US$ MILLIONS	2023	2022
Current:
Marketable securities	$631	$838
Foreign currency forward contracts	23	124
Cross currency interest rate swaps	42	111
Loans and receivables	68	29
Other	170	290
Total current	$934	$1,392

Non-current:
Marketable securities	$178	$169
Foreign currency forward contracts	—	35
Cross currency interest rate swaps	120	183
Loans and receivables	75	30
Other	234	304
Total non-current	$607	$721